Investment in joint venture (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 30, 2019 USD ($)	Dec. 20, 2017	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Disclosure of joint ventures [line items]
Annually services rendered fee in JV			$ 6,200
Annually services rendered fee excluding inflation In JV			6,000
Share of profit (loss) of joint ventures accounted for using equity method			$ 59,159	$ (126,264)
Asanko Gold Mine (AGM) [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method			45.00%
Share of profit (loss) of joint ventures accounted for using equity method			$ 59,159	(126,264)
Share of impairment loss in joint ventures				130,300
Impairment			0	289,589
Adjustment to carrying value of stockpile inventory			16,600	(19,100)
Production cost of stockpile inventory			(7,700)	7,900
Depreciation expense			$ (8,900)	11,200
Percent of gross revenue royalty payable			5.00%
Additional percentage of net smelter return royalty payable			2.00%
Additional percentage of net smelter return royalty payable to committee			0.50%
Allocation of impairment to stockpiled inventory				29,200
Initial security reclamation deposit			$ 8,500
Reclamation deposit			1,700
Bank guarantee			6,800
Reclamation deposit including accrued interest			1,900	1,900
Initial security reclamation deposit for Esaase deposit			1,100
Long term deposits for Esaase deposit			200
Reclamation deposit bank guarantee for Esaase deposit			900
Cash reclamation deposit			200
Initial security reclamation deposit for Obotan deposit			15,600
Long term deposits for Obotan deposit			4,700
Reclamation deposit bank guarantee for Obotan deposit			10,900
Additional cash reclamation deposit			2,800
Additions to mineral properties, plant and equipment			54,100	25,000
Capitalized property acquisition costs and exploration costs			8,900	3,300
Deferred stripping costs to depletable mineral interests			18,700	34,000
Depletion expense charged on deferred stripping assets and recorded as depreciation and depletion expense			19,600	39,000
Depreciation and depletion expense			52,700	100,600
Depreciation and depletion expense allocated to cost of inventories			1,800	5,200
Realized loss on hedging instruments			$ 366	$ 4,440
Long-term risk free discount rate for reclamation cost			1.00%	2.00%
Remaining mine life		between 14 and 21 years	8-10 years
Production of Gold		108,000 ounces to 497,000 ounces	225,000 to 250,000 ounces per year
Estimated fair value less cost of disposal			$ 211,800
Discount rate applied to cash flow projections			8.40%
Asanko Gold Mine (AGM) [Member] | Rand Merchant Bank [Member]
Disclosure of joint ventures [line items]
Revolving Credit Facility	$ 30,000		$ 30,000
Revolving Credit Facility, Interest Description	bears interest on a sliding scale of between LIBOR plus a margin of 4% and LIBOR plus a margin of 3.8%,
Commitment Fees, Undrawn Portion Scale	between 1.33% and 1.40%
Interest Expense And Other Fees For Revolving Credit Facility			$ 1,200	$ 1,700
Asanko Gold Mine (AGM) [Member] | Offtake agreement [Member] | RK Mine Finance Trust I ("Red Kite") [Member]
Disclosure of joint ventures [line items]
Percentage of sale of future gold production			100.00%
Maximum amount of sale of future gold production | oz			2,200,000
Percentage of payment for value of gold			100.00%
Provisional payment percent of estimated value			90.00%
Amount of gold sold in period | oz			243,807	248,862
Amount of gold delivered under agreement | oz			1,083,180
Revenue from sale of silver			$ 900	$ 800
Additional sale of gold related to pre-production activities				$ 2,200
Adansi Gold Company Ghana Limited [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method			50.00%
Shika Group Finance Limited [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method			50.00%